Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	$ 6,272	$ 9,097
Post-employment benefits	944	767
Other long-term employee benefits	50	50
Share-based compensation expense	26,481	127
Total	$ 33,747	$ 10,041